NON—CONTROLLING INTERESTS (Details Narrative) - Latam Logistic Properties SA [member] - USD ($)				1 Months Ended			12 Months Ended
	Mar. 12, 2024	Nov. 24, 2023	Sep. 17, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss on sale of investment properties							$ 398,247	$ 486,863
Differences in foreign currency							$ 88,689,861	$ 49,411,608
Sensitivity analysis percentage							10.00%	10.00%
Sensitivity analysis rate							1.00%	2.00%
Entering into significant commitments or contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Ordinary Shares	2,288,000
Two partnership entities [member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own			100.00%			100.00%
Three partnership entities [member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own					100.00%
One Partnership Entity [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own				100.00%
Description of group participation in partnership entity				According to the initial terms of the partnership agreement, the Group participation in the partnership entity will be of 50% during the construction of the first two phases with a dilution in the construction of the remaining two phases for a total participation of 33% at the end of the fourth phase.
Capiaradix fondode inversion [member]
IfrsStatementLineItems [Line Items]
Non-controlling interest		60.00%
Ownership interest decreased percent		40.00%